Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
............... 6,279 $ 1,167,454
HEICO Corp. ..................... 3,547 624,201
HEICO Corp., Class A ................ 6,213 871,995
Howmet Aerospace, Inc. .............. 32,856 1,680,256
Huntington Ingalls Industries, Inc. ........ 3,580 822,218
L3Harris Technologies, Inc. ............ 16,934 3,208,824
Textron, Inc. ...................... 18,041 1,403,048
TransDigm Group, Inc. ............... 4,662 4,194,495
13,972,491
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 10,431 1,044,978
Expeditors International of Washington, Inc. . 13,644 1,736,881
2,781,859
Automobile Components — 0.6%
Aptiv plc
(a)
........................ 24,192 2,648,782
BorgWarner, Inc. ................... 20,832 968,688
Lear Corp. ....................... 5,299 820,073
4,437,543
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
................. 72,745 553,589
Banks — 1.6%
Citizens Financial Group, Inc. .......... 43,294 1,396,664
East West Bancorp, Inc. .............. 12,709 790,627
Fifth Third Bancorp ................. 60,785 1,768,844
First Citizens BancShares, Inc., Class A .... 1,062 1,520,041
First Horizon Corp. .................. 47,802 651,541
Huntington Bancshares, Inc. ........... 128,995 1,578,899
KeyCorp ......................... 83,881 1,032,575
M&T Bank Corp. ................... 14,804 2,070,487
Regions Financial Corp. .............. 83,811 1,707,230
12,516,908
Beverages — 0.3%
Brown-Forman Corp., Class A .......... 4,964 356,961
Brown-Forman Corp., Class B, NVS ...... 16,374 1,156,005
Molson Coors Beverage Co., Class B ..... 16,802 1,172,275
2,685,241
Biotechnology — 1.8%
(a)
Alnylam Pharmaceuticals, Inc. .......... 11,105 2,169,917
Apellis Pharmaceuticals, Inc. ........... 8,883 228,737
BioMarin Pharmaceutical, Inc. .......... 16,762 1,473,883
Exact Sciences Corp. ................ 16,113 1,571,662
Horizon Therapeutics plc .............. 20,245 2,029,966
Incyte Corp. ...................... 16,576 1,056,223
Karuna Therapeutics, Inc. ............. 2,696 538,580
Neurocrine Biosciences, Inc. ........... 8,749 891,435
Sarepta Therapeutics, Inc. ............. 8,361 906,249
Seagen, Inc. ...................... 12,373 2,372,894
United Therapeutics Corp. ............. 4,197 1,018,696
14,258,242
Broadline Retail — 0.6%
Coupang, Inc., Class A
(a)(b)
............. 91,675 1,663,901
eBay, Inc. ........................ 47,695 2,122,905
Etsy, Inc.
(a)
....................... 11,043 1,122,521
4,909,327
Building Products — 2.2%
Allegion plc ....................... 7,880 920,857
AO Smith Corp. .................... 11,175 811,640
Builders FirstSource, Inc.
(a)
............ 11,454 1,654,301
Security
Shares
Shares Value
Building Products (continued)
Carlisle Cos., Inc. .................. 4,562 $ 1,264,586
Carrier Global Corp. ................. 74,583 4,441,418
Fortune Brands Innovations, Inc. ........ 11,367 807,853
Lennox International, Inc. ............. 2,872 1,055,288
Masco Corp. ...................... 20,136 1,221,853
Owens Corning .................... 8,068 1,129,439
Trane Technologies plc ............... 20,335 4,055,612
17,362,847
Capital Markets — 3.9%
Ameriprise Financial, Inc. ............. 9,313 3,245,115
Ares Management Corp., Class A ........ 14,357 1,424,501
Bank of New York Mellon Corp. (The) ..... 64,212 2,912,656
Carlyle Group, Inc. (The) .............. 19,311 688,437
Coinbase Global, Inc., Class A
(a)(b)
........ 14,917 1,470,965
FactSet Research Systems, Inc. ......... 3,424 1,489,577
Franklin Resources, Inc. .............. 25,644 749,831
Interactive Brokers Group, Inc., Class A .... 9,248 807,628
Invesco Ltd. ...................... 41,166 691,589
LPL Financial Holdings, Inc. ............ 6,939 1,591,529
MarketAxess Holdings, Inc. ............ 3,349 901,618
Morningstar, Inc. ................... 2,231 514,201
MSCI, Inc. ....................... 7,155 3,921,512
Nasdaq, Inc. ...................... 30,244 1,527,020
Northern Trust Corp. ................. 18,619 1,491,754
Raymond James Financial, Inc. ......... 17,027 1,874,162
SEI Investments Co. ................. 9,005 567,225
State Street Corp. .................. 29,811 2,159,509
T. Rowe Price Group, Inc. ............. 20,026 2,468,405
30,497,234
Chemicals — 3.1%
Albemarle Corp. ................... 10,496 2,228,091
Celanese Corp. .................... 8,962 1,123,745
CF Industries Holdings, Inc. ............ 17,431 1,430,737
Dow, Inc. ........................ 63,218 3,569,920
DuPont de Nemours, Inc. ............. 41,037 3,185,702
Eastman Chemical Co. ............... 10,682 914,166
FMC Corp. ....................... 11,196 1,077,391
International Flavors & Fragrances, Inc. .... 22,766 1,926,231
LyondellBasell Industries NV, Class A ..... 22,665 2,240,662
Mosaic Co. (The) ................... 29,727 1,211,673
Olin Corp. ........................ 10,686 616,368
PPG Industries, Inc. ................. 21,044 3,028,232
RPM International, Inc. ............... 11,543 1,192,507
Westlake Corp. .................... 3,063 421,163
24,166,588
Commercial Services & Supplies — 0.6%
Copart, Inc.
(a)
..................... 38,331 3,388,077
Rollins, Inc. ....................... 20,769 847,998
Tetra Tech, Inc. .................... 4,776 808,147
5,044,222
Communications Equipment — 0.2%
F5, Inc.
(a)
........................ 5,424 858,294
Juniper Networks, Inc. ............... 28,849 802,002
1,660,296
Construction & Engineering — 0.7%
AECOM ......................... 12,444 1,082,628
EMCOR Group, Inc. ................. 4,267 917,576
Quanta Services, Inc. ................ 12,945 2,609,971
WillScot Mobile Mini Holdings Corp.
(a)
..... 18,142 869,909
5,480,084

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.6%
Martin Marietta Materials, Inc. .......... 5,526 $ 2,467,138
Vulcan Materials Co. ................ 11,900 2,623,950
5,091,088
Consumer Finance — 1.1%
Ally Financial, Inc. .................. 27,020 825,191
Capital One Financial Corp. ............ 34,114 3,992,020
Discover Financial Services ............ 22,709 2,396,935
Synchrony Financial ................. 38,320 1,323,573
8,537,719
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A .......... 17,854 387,967
BJ's Wholesale Club Holdings, Inc.
(a)
...... 12,067 800,163
Casey's General Stores, Inc. ........... 3,344 844,895
Dollar Tree, Inc.
(a)
................... 18,592 2,869,303
Kroger Co. (The) ................... 58,399 2,840,527
Performance Food Group Co.
(a)
......... 14,012 837,357
Sysco Corp. ...................... 45,286 3,455,775
US Foods Holding Corp.
(a)
............. 20,323 868,402
Walgreens Boots Alliance, Inc. .......... 63,879 1,914,454
14,818,843
Containers & Packaging — 1.1%
Amcor plc ........................ 130,784 1,341,844
Avery Dennison Corp. ................ 7,219 1,328,368
Ball Corp. ........................ 28,086 1,648,367
Crown Holdings, Inc. ................ 10,674 990,120
International Paper Co. ............... 30,847 1,112,343
Packaging Corp. of America ........... 8,051 1,234,621
WestRock Co. ..................... 23,030 766,669
8,422,332
Distributors — 0.6%
Genuine Parts Co. .................. 12,536 1,952,106
LKQ Corp. ....................... 22,703 1,243,897
Pool Corp. ....................... 3,493 1,343,897
4,539,900
Diversified Consumer Services — 0.1%
Service Corp. International ............ 13,549 903,041
Diversified REITs — 0.2%
WP Carey, Inc. .................... 19,118 1,291,039
Electric Utilities — 3.5%
Alliant Energy Corp. ................. 22,491 1,208,666
Avangrid, Inc. ..................... 6,186 229,377
Constellation Energy Corp. ............ 29,008 2,803,623
Edison International ................. 34,261 2,465,422
Entergy Corp. ..................... 18,867 1,937,641
Evergy, Inc. ....................... 20,546 1,232,144
Eversource Energy ................. 31,110 2,250,186
Exelon Corp. ...................... 88,870 3,720,098
FirstEnergy Corp. .................. 48,560 1,912,778
NRG Energy, Inc. ................... 20,678 785,557
OGE Energy Corp. .................. 17,802 643,542
PG&E Corp.
(a)
..................... 144,147 2,538,429
Pinnacle West Capital Corp. ........... 10,156 841,120
PPL Corp. ....................... 65,789 1,811,171
Xcel Energy, Inc. ................... 49,198 3,086,191
27,465,945
Electrical Equipment — 1.2%
AMETEK, Inc. ..................... 20,601 3,267,319
Hubbell, Inc. ...................... 4,787 1,493,544
Regal Rexnord Corp. ................ 5,941 927,865
Security
Shares
Shares Value
Electrical Equipment (continued)
Rockwell Automation, Inc. ............. 10,266 $ 3,452,353
9,141,081
Electronic Equipment, Instruments & Components — 2.4%
CDW Corp. ....................... 12,022 2,248,956
Cognex Corp. ..................... 15,475 845,244
Corning, Inc. ...................... 68,455 2,323,363
Flex Ltd.
(a)
........................ 40,373 1,104,605
Jabil, Inc. ........................ 11,864 1,312,989
Keysight Technologies, Inc.
(a)
........... 15,930 2,566,004
TD SYNNEX Corp. .................. 3,690 364,240
TE Connectivity Ltd. ................. 28,153 4,039,674
Teledyne Technologies, Inc.
(a)
........... 4,201 1,615,411
Trimble, Inc.
(a)
..................... 22,165 1,192,477
Zebra Technologies Corp., Class A
(a)
...... 4,598 1,416,000
19,028,963
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A ............ 90,495 3,238,816
Halliburton Co. .................... 80,655 3,151,997
6,390,813
Entertainment — 1.2%
Electronic Arts, Inc. ................. 23,287 3,175,183
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 2,209 141,994
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 18,581 1,348,981
Live Nation Entertainment, Inc.
(a)(b)
....... 12,876 1,129,869
ROBLOX Corp., Class A
(a)
............. 33,051 1,297,252
Take-Two Interactive Software, Inc.
(a)
...... 14,147 2,163,642
9,256,921
Financial Services — 2.2%
Apollo Global Management, Inc. ......... 38,548 3,149,757
Block, Inc., Class A
(a)
................ 48,631 3,916,254
Equitable Holdings, Inc. .............. 29,716 852,552
Fidelity National Information Services, Inc. .. 52,826 3,189,634
FleetCor Technologies, Inc.
(a)
........... 6,624 1,648,780
Global Payments, Inc. ............... 23,427 2,582,827
Jack Henry & Associates, Inc. .......... 6,523 1,093,059
WEX, Inc.
(a)
....................... 3,808 721,045
17,153,908
Food Products — 2.1%
Bunge Ltd. ....................... 13,463 1,463,024
Campbell Soup Co. ................. 18,008 825,127
Conagra Brands, Inc. ................ 42,604 1,397,837
Darling Ingredients, Inc.
(a)
............. 14,182 982,104
Hershey Co. (The) .................. 13,166 3,045,427
Hormel Foods Corp. ................. 25,943 1,060,550
J M Smucker Co. (The) ............... 9,527 1,435,243
Kellogg Co. ....................... 22,962 1,535,928
Lamb Weston Holdings, Inc. ........... 13,016 1,348,848
McCormick & Co., Inc., NVS ........... 22,376 2,002,204
Tyson Foods, Inc., Class A ............ 25,533 1,422,699
16,518,991
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 12,907 1,570,911
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a)(b)
............ 2,121 467,235
JB Hunt Transport Services, Inc. ........ 7,413 1,511,807
Knight-Swift Transportation Holdings, Inc. .. 14,457 878,263
Old Dominion Freight Line, Inc. ......... 8,038 3,371,861

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
U-Haul Holding Co. ................. 8,746 $ 503,654
6,732,820
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc.
(a)
............... 6,348 2,398,846
Baxter International, Inc. .............. 45,126 2,041,049
Cooper Cos., Inc. (The) .............. 4,416 1,727,804
Dentsply Sirona, Inc. ................ 19,077 792,077
GE HealthCare Technologies, Inc. ....... 34,948 2,725,944
Hologic, Inc.
(a)
..................... 21,968 1,744,699
IDEXX Laboratories, Inc.
(a)
............. 7,417 4,114,432
Insulet Corp.
(a)
..................... 6,222 1,721,938
Masimo Corp.
(a)
.................... 4,316 527,847
Penumbra, Inc.
(a)
................... 3,425 1,039,008
ResMed, Inc. ..................... 13,138 2,921,234
Shockwave Medical, Inc.
(a)
............. 3,285 856,071
STERIS plc ....................... 8,870 2,000,629
Teleflex, Inc. ...................... 4,206 1,056,421
Zimmer Biomet Holdings, Inc. .......... 18,654 2,577,050
28,245,049
Health Care Providers & Services — 2.1%
agilon health, Inc.
(a)
................. 25,932 496,598
AmerisourceBergen Corp. ............. 14,484 2,707,060
Cardinal Health, Inc. ................. 22,712 2,077,467
Centene Corp.
(a)
................... 49,053 3,340,019
Chemed Corp. ..................... 1,350 703,471
DaVita, Inc.
(a)
...................... 4,917 501,485
Henry Schein, Inc.
(a)
................. 11,644 917,431
Laboratory Corp. of America Holdings ..... 7,907 1,691,544
Molina Healthcare, Inc.
(a)
.............. 5,209 1,586,088
Quest Diagnostics, Inc. ............... 10,010 1,353,452
Universal Health Services, Inc., Class B ... 5,645 784,429
16,159,044
Health Care REITs — 0.8%
Healthpeak Properties, Inc. ............ 48,985 1,069,343
Ventas, Inc. ...................... 35,720 1,733,134
Welltower, Inc. ..................... 44,417 3,648,857
6,451,334
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A
(a)
......... 13,029 2,660,782
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 63,655 1,171,252
Hotels, Restaurants & Leisure — 3.2%
Aramark ......................... 23,342 942,317
Caesars Entertainment, Inc.
(a)
.......... 19,276 1,137,670
Carnival Corp.
(a)
.................... 89,748 1,690,852
Churchill Downs, Inc. ................ 5,911 684,789
Darden Restaurants, Inc. ............. 10,794 1,823,323
Domino's Pizza, Inc. ................. 3,161 1,254,095
DoorDash, Inc., Class A
(a)
............. 23,520 2,135,381
DraftKings, Inc., Class A
(a)
............. 41,300 1,312,514
Expedia Group, Inc.
(a)
................ 12,746 1,561,767
Hilton Worldwide Holdings, Inc. ......... 23,649 3,677,183
MGM Resorts International ............ 26,999 1,370,739
Royal Caribbean Cruises Ltd.
(a)
......... 19,628 2,141,611
Vail Resorts, Inc. ................... 3,615 851,296
Wynn Resorts Ltd. .................. 9,204 1,003,052
Yum! Brands, Inc. .................. 25,033 3,446,293
25,032,882
Security
Shares
Shares Value
Household Durables — 1.5%
DR Horton, Inc. .................... 27,737 $ 3,523,154
Garmin Ltd. ....................... 13,602 1,440,316
Lennar Corp., Class A ................ 22,689 2,877,646
Lennar Corp., Class B ............... 1,330 152,830
NVR, Inc.
(a)
....................... 273 1,721,658
PulteGroup, Inc. ................... 19,943 1,682,990
Whirlpool Corp. .................... 4,919 709,615
12,108,209
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 21,789 2,084,554
Clorox Co. (The) ................... 11,036 1,671,733
3,756,287
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 59,842 1,294,382
Vistra Corp. ...................... 31,464 882,880
2,177,262
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............ 24,246 786,055
Rexford Industrial Realty, Inc. .......... 17,860 983,908
1,769,963
Insurance — 4.2%
Allstate Corp. (The) ................. 23,514 2,649,557
American Financial Group, Inc. ......... 6,275 763,103
American International Group, Inc. ....... 64,535 3,890,170
Arch Capital Group Ltd.
(a)
............. 33,102 2,571,694
Brown & Brown, Inc. ................. 21,039 1,482,198
Cincinnati Financial Corp. ............. 14,048 1,511,284
Erie Indemnity Co., Class A, NVS ........ 2,217 492,085
Everest Group Ltd. .................. 3,833 1,381,835
Fidelity National Financial, Inc., Class A .... 24,193 947,640
Globe Life, Inc. .................... 7,968 893,771
Hartford Financial Services Group, Inc. (The) 27,678 1,989,495
Kinsale Capital Group, Inc. ............ 1,956 728,864
Loews Corp. ...................... 16,942 1,061,416
Markel Group, Inc.
(a)
................. 1,192 1,728,054
Old Republic International Corp. ......... 24,502 675,520
Principal Financial Group, Inc. .......... 20,168 1,610,818
Prudential Financial, Inc. .............. 32,630 3,148,469
Reinsurance Group of America, Inc. ...... 5,968 837,609
RenaissanceRe Holdings Ltd. .......... 4,475 835,751
Unum Group ...................... 16,625 808,141
Willis Towers Watson plc .............. 9,506 2,008,903
WR Berkley Corp. .................. 17,974 1,108,816
33,125,193
Interactive Media & Services — 0.5%
(a)
Match Group, Inc. .................. 24,911 1,158,611
Pinterest, Inc., Class A ............... 53,119 1,539,920
Snap, Inc., Class A, NVS .............. 89,214 1,013,471
ZoomInfo Technologies, Inc. ........... 24,229 619,535
4,331,537
IT Services — 2.2%
Akamai Technologies, Inc.
(a)
............ 13,613 1,286,428
Cloudflare, Inc., Class A
(a)(b)
............ 25,845 1,777,361
Cognizant Technology Solutions Corp., Class A 45,365 2,995,451
EPAM Systems, Inc.
(a)
................ 5,179 1,226,439
Gartner, Inc.
(a)
..................... 7,048 2,492,102
GoDaddy, Inc., Class A
(a)
.............. 13,804 1,064,150
MongoDB, Inc., Class A
(a)(b)
............ 6,245 2,644,133
Okta, Inc., Class A
(a)
................. 13,780 1,059,131
Twilio, Inc., Class A
(a)
................ 15,692 1,036,143

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc.
(a)
.................... 8,084 $ 1,705,320
17,286,658
Leisure Products — 0.1%
Hasbro, Inc. ...................... 11,703 755,546
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.
(b)
............ 26,433 3,218,746
Avantor, Inc.
(a)(b)
.................... 60,382 1,242,058
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,917 777,075
Bio-Techne Corp. ................... 14,089 1,175,023
Bruker Corp. ...................... 8,868 609,409
Charles River Laboratories International, Inc.
(a)
(b)
........................... 4,549 953,197
Illumina, Inc.
(a)
..................... 14,098 2,708,931
IQVIA Holdings, Inc.
(a)
................ 16,580 3,709,941
Mettler-Toledo International, Inc.
(a)
....... 1,969 2,475,958
Repligen Corp.
(a)
................... 4,653 798,269
Revvity, Inc. ...................... 11,213 1,378,638
Waters Corp.
(a)
.................... 5,275 1,457,008
West Pharmaceutical Services, Inc. ...... 6,641 2,444,154
22,948,407
Machinery — 4.8%
AGCO Corp. ...................... 5,580 742,698
Cummins, Inc. ..................... 12,654 3,300,163
Dover Corp. ...................... 12,481 1,821,852
Fortive Corp. ...................... 31,528 2,470,219
Graco, Inc. ....................... 15,050 1,193,916
IDEX Corp. ....................... 6,753 1,524,895
Ingersoll Rand, Inc. ................. 36,188 2,361,991
Lincoln Electric Holdings, Inc. .......... 5,156 1,034,861
Middleby Corp. (The)
(a)
............... 4,757 722,350
Nordson Corp. ..................... 4,816 1,211,754
Otis Worldwide Corp. ................ 36,941 3,360,153
PACCAR, Inc. ..................... 46,687 4,021,151
Parker-Hannifin Corp. ................ 11,462 4,699,535
Pentair plc ....................... 14,785 1,027,557
Snap-on, Inc. ..................... 4,733 1,289,459
Stanley Black & Decker, Inc. ........... 13,692 1,359,205
Toro Co. (The) ..................... 9,269 942,194
Westinghouse Air Brake Technologies Corp. . 16,059 1,902,028
Xylem, Inc. ....................... 21,335 2,405,521
37,391,502
Media — 1.4%
Fox Corp., Class A, NVS .............. 23,914 799,923
Fox Corp., Class B .................. 12,145 381,475
Interpublic Group of Cos., Inc. (The) ...... 34,498 1,180,866
Liberty Broadband Corp., Class A
(a)
....... 1,393 123,740
Liberty Broadband Corp., Class C, NVS
(a)
.. 10,522 937,826
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 6,627 210,076
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 13,606 433,079
News Corp., Class A, NVS ............ 34,241 678,657
News Corp., Class B ................ 10,437 209,888
Omnicom Group, Inc. ................ 17,812 1,507,251
Paramount Global, Class A
(b)
........... 1,131 21,783
Paramount Global, Class B, NVS ........ 45,571 730,503
Sirius XM Holdings, Inc.
(b)
............. 61,889 315,634
Trade Desk, Inc. (The), Class A
(a)
........ 39,680 3,621,197
11,151,898
Metals & Mining — 1.5%
Cleveland-Cliffs, Inc.
(a)
............... 46,244 816,207
Newmont Corp. .................... 71,037 3,048,908
Security
Shares
Shares Value
Metals & Mining (continued)
Nucor Corp. ...................... 22,449 $ 3,863,248
Reliance Steel & Aluminum Co. ......... 5,256 1,539,272
Royal Gold, Inc. .................... 5,903 709,186
Steel Dynamics, Inc. ................. 14,346 1,528,997
11,505,818
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ........ 44,154 887,054
Multi-Utilities — 2.1%
Ameren Corp. ..................... 23,431 2,007,334
CenterPoint Energy, Inc. .............. 56,344 1,695,391
CMS Energy Corp. .................. 26,047 1,590,690
Consolidated Edison, Inc. ............. 30,984 2,939,142
DTE Energy Co. ................... 18,386 2,101,520
NiSource, Inc. ..................... 36,997 1,029,997
Public Service Enterprise Group, Inc. ..... 44,616 2,816,162
WEC Energy Group, Inc. .............. 28,214 2,535,310
16,715,546
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 14,059 1,766,935
Boston Properties, Inc. ............... 12,813 853,730
2,620,665
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. ....................... 27,643 1,119,265
Cheniere Energy, Inc. ................ 21,714 3,514,628
Chesapeake Energy Corp. ............ 9,615 810,929
Coterra Energy, Inc. ................. 67,621 1,862,282
Devon Energy Corp. ................. 57,379 3,098,466
Diamondback Energy, Inc. ............. 16,154 2,379,807
EQT Corp. ....................... 32,332 1,363,764
HF Sinclair Corp. ................... 11,452 596,535
Kinder Morgan, Inc. ................. 176,318 3,122,592
Marathon Oil Corp. .................. 55,212 1,450,419
ONEOK, Inc. ...................... 39,897 2,674,695
Ovintiv, Inc. ....................... 21,931 1,010,800
Targa Resources Corp. ............... 20,193 1,655,624
Texas Pacific Land Corp. .............. 547 823,946
Williams Cos., Inc. (The) .............. 108,859 3,750,193
29,233,945
Passenger Airlines — 0.9%
American Airlines Group, Inc.
(a)(b)
........ 58,456 979,138
Delta Air Lines, Inc. ................. 57,476 2,658,840
Southwest Airlines Co. ............... 53,109 1,814,203
United Airlines Holdings, Inc.
(a)
.......... 29,291 1,590,794
7,042,975
Personal Care Products — 0.0%
Coty, Inc., Class A
(a)
................. 32,593 392,420
Pharmaceuticals — 0.5%
Catalent, Inc.
(a)
.................... 16,174 784,762
Jazz Pharmaceuticals plc
(a)
............ 5,747 749,524
Royalty Pharma plc, Class A ........... 33,704 1,057,632
Viatris, Inc. ....................... 107,298 1,129,848
3,721,766
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp. ....... 11,826 1,431,892
Broadridge Financial Solutions, Inc. ...... 10,534 1,768,869
Ceridian HCM Holding, Inc.
(a)
........... 13,779 975,691
Equifax, Inc. ...................... 10,969 2,238,554
Genpact Ltd. ...................... 15,256 550,589
Jacobs Solutions, Inc. ................ 11,339 1,422,024
KBR, Inc. ........................ 12,178 748,825

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Leidos Holdings, Inc. ................ 12,278 $ 1,148,362
Paychex, Inc. ..................... 28,673 3,597,601
Paycom Software, Inc. ............... 4,345 1,602,262
Paylocity Holding Corp.
(a)
............. 3,707 840,933
Robert Half, Inc. ................... 9,671 717,105
SS&C Technologies Holdings, Inc. ....... 19,393 1,129,642
TransUnion
(b)
...................... 17,271 1,376,326
Verisk Analytics, Inc. ................. 12,945 2,963,628
22,512,303
Real Estate Management & Development — 0.8%
(a)
CBRE Group, Inc., Class A ............ 27,812 2,317,018
CoStar Group, Inc. .................. 36,515 3,066,164
Zillow Group, Inc., Class A ............. 5,082 270,464
Zillow Group, Inc., Class C, NVS ........ 14,255 772,051
6,425,697
Residential REITs — 1.9%
American Homes 4 Rent, Class A ........ 28,140 1,054,687
AvalonBay Communities, Inc. .......... 12,702 2,396,232
Camden Property Trust ............... 9,560 1,042,901
Equity LifeStyle Properties, Inc. ......... 15,674 1,115,675
Equity Residential .................. 30,423 2,006,093
Essex Property Trust, Inc. ............. 5,737 1,397,246
Invitation Homes, Inc. ................ 51,886 1,841,953
Mid-America Apartment Communities, Inc. .. 10,417 1,559,008
Sun Communities, Inc. ............... 11,113 1,448,024
UDR, Inc. ........................ 27,683 1,131,681
14,993,500
Retail REITs — 1.4%
Federal Realty Investment Trust ......... 6,520 661,910
Kimco Realty Corp. ................. 55,481 1,124,045
NNN REIT, Inc. .................... 16,365 698,458
Realty Income Corp. ................. 60,158 3,667,833
Regency Centers Corp. .............. 13,799 904,249
Simon Property Group, Inc. ............ 29,221 3,640,937
10,697,432
Semiconductors & Semiconductor Equipment — 4.2%
Enphase Energy, Inc.
(a)
............... 12,263 1,861,891
Entegris, Inc. ...................... 13,375 1,467,371
First Solar, Inc.
(a)
................... 8,870 1,839,638
Lattice Semiconductor Corp.
(a)(b)
......... 12,318 1,120,199
Marvell Technology, Inc. .............. 76,753 4,998,923
Microchip Technology, Inc. ............. 48,938 4,597,236
Monolithic Power Systems, Inc. ......... 4,020 2,249,150
NXP Semiconductors NV ............. 23,205 5,174,251
ON Semiconductor Corp.
(a)(b)
........... 38,585 4,157,534
Qorvo, Inc.
(a)
...................... 8,878 976,757
Skyworks Solutions, Inc. .............. 14,215 1,625,769
SolarEdge Technologies, Inc.
(a)(b)
........ 5,008 1,209,232
Teradyne, Inc. ..................... 13,849 1,564,106
32,842,057
Software — 4.9%
ANSYS, Inc.
(a)
..................... 7,750 2,651,275
Aspen Technology, Inc.
(a)
.............. 2,595 463,207
Atlassian Corp., Class A
(a)(b)
............ 13,543 2,464,013
Bentley Systems, Inc., Class B .......... 17,923 965,691
BILL Holdings, Inc.
(a)
................. 8,571 1,074,289
Black Knight, Inc.
(a)
.................. 14,065 989,051
Crowdstrike Holdings, Inc., Class A
(a)
...... 20,035 3,238,858
Datadog, Inc., Class A
(a)
.............. 22,462 2,621,765
DocuSign, Inc.
(a)
................... 17,982 967,791
Dynatrace, Inc.
(a)
................... 19,410 1,061,533
Fair Isaac Corp.
(a)
................... 2,231 1,869,511
Security
Shares
Shares Value
Software (continued)
Gen Digital, Inc. .................... 50,558 $ 983,353
HubSpot, Inc.
(a)
.................... 4,427 2,570,095
Manhattan Associates, Inc.
(a)
........... 5,552 1,058,322
Palantir Technologies, Inc., Class A
(a)
..... 160,221 3,178,785
Procore Technologies, Inc.
(a)(b)
.......... 6,244 473,607
PTC, Inc.
(a)
....................... 9,520 1,388,111
Splunk, Inc.
(a)
..................... 13,608 1,474,155
Tyler Technologies, Inc.
(a)
............. 3,746 1,485,776
Unity Software, Inc.
(a)
................ 20,032 918,267
Workday, Inc., Class A
(a)
.............. 18,383 4,359,161
Zoom Video Communications, Inc., Class A
(a)
19,719 1,446,389
Zscaler, Inc.
(a)
..................... 7,662 1,228,832
38,931,837
Specialized REITs — 2.2%
CubeSmart ....................... 19,969 865,856
Digital Realty Trust, Inc. .............. 26,045 3,245,728
Extra Space Storage, Inc. ............. 18,845 2,630,197
Gaming & Leisure Properties, Inc. ....... 23,507 1,115,642
Iron Mountain, Inc. .................. 26,053 1,599,654
Lamar Advertising Co., Class A ......... 7,855 775,288
SBA Communications Corp. ........... 9,662 2,115,495
VICI Properties, Inc. ................. 89,792 2,826,652
Weyerhaeuser Co. .................. 65,329 2,225,106
17,399,618
Specialty Retail — 2.1%
Advance Auto Parts, Inc. .............. 5,283 393,002
Bath & Body Works, Inc. .............. 20,543 761,324
Best Buy Co., Inc. .................. 17,391 1,444,323
Burlington Stores, Inc.
(a)
.............. 5,821 1,033,926
CarMax, Inc.
(a)(b)
.................... 14,155 1,169,345
Dick's Sporting Goods, Inc. ............ 5,524 778,884
Five Below, Inc.
(a)
................... 4,987 1,038,992
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 9,517 1,093,027
Penske Automotive Group, Inc.
(b)
........ 2,147 346,569
Ross Stores, Inc. ................... 30,571 3,504,659
Tractor Supply Co. .................. 9,773 2,189,054
Ulta Beauty, Inc.
(a)
.................. 4,469 1,987,811
Williams-Sonoma, Inc. ............... 5,899 817,837
16,558,753
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc., Class C ......... 22,834 1,208,375
Hewlett Packard Enterprise Co. ......... 115,605 2,009,215
HP, Inc. ......................... 77,300 2,537,759
NetApp, Inc. ...................... 19,114 1,491,083
Seagate Technology Holdings plc ........ 17,234 1,094,359
Western Digital Corp.
(a)
............... 28,635 1,218,706
9,559,497
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
.............. 2,358 1,282,021
Tapestry, Inc. ...................... 20,785 896,873
VF Corp. ........................ 29,362 581,661
2,760,555
Trading Companies & Distributors — 1.6%
Fastenal Co. ...................... 51,054 2,992,275
Ferguson plc ...................... 18,285 2,955,222
United Rentals, Inc. ................. 6,147 2,856,388
Watsco, Inc. ...................... 2,991 1,131,166
WW Grainger, Inc. .................. 3,993 2,948,790
12,883,841

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 17,411 $ 2,566,904
Essential Utilities, Inc. ................ 21,564 911,941
3,478,845
Total Long-Term Investments — 99.8%
(Cost: $689,955,593) ............................. 784,877,715
Short-Term Securities
Money Market Funds — 2.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 19,461,671 19,465,563
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 1,102,444 1,102,444
Total Short-Term Securities — 2.6%
(Cost: $20,557,495) .............................. 20,568,007
Total Investments — 102.4%
(Cost: $710,513,088 ) ............................. 805,445,722
Liabilities in Excess of Other Assets — (2.4)% ............ (19,015,753)
Net Assets — 100.0% ..............................
$ 786,429,969
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 32,613,650 $ — $ (13,145,007)
(a)
$ (805) $ (2,275) $ 19,465,563 19,461,671 $ 46,122
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,036,626 — (934,182)
(a)
— — 1,102,444 1,102,444 16,666 —
$ (805) $ (2,275) $ 20,568,007 $ 62,788 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 09/15/23 $ 317 $ 1,033
S&P Midcap 400 E-Mini Index ................................................. 4 09/15/23 1,097 43,270
$ 44,303

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 784,877,715 $ — $ — $ 784,877,715
Short-Term Securities
Money Market Funds ...................................... 20,568,007 — — 20,568,007
$ 805,445,722 $ — $ — $ 805,445,722
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 44,303 $ — $ — $ 44,303
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust